Note 8 - Loans Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Short-Term Debt [Text Block]

Note 10 – Loans Payable

In August 2024, we entered into an insurance premium financing and security agreement with IPFS Corporation. Under the agreement, we financed $0.5 million of certain premiums at a 7.94% fixed annual interest rate. Payments of approximately $56,000 are due monthly from August 2024 through May 2025. As of September 30, 2024, the outstanding principal of the loan was $0.4 million.

In June 2023, we entered into an insurance premium financing and security agreement with IPFS Corporation. Under the agreement, we financed $0.8 million of certain premiums at a 7.24% fixed annual interest rate. Payments of approximately $77,000 were due monthly from July 2023 through April 2024. As of  December 31, 2023, the outstanding principal of the loan was $0.2 million. The balance of the loan was repaid during the first quarter of 2024.

Note 8 - Loans Payable

In June 2023, we entered into an insurance premium financing and security agreement with IPFS Corporation. Under the agreement, we financed $0.8 million of certain premiums at a 7.24% fixed annual interest rate. Payments of approximately $126,000 are due monthly from July 2023 through April 2024. As of  December 31, 2023, the outstanding principal of the loan was $0.2 million.

In June 2022, we entered into an insurance premium financing and security agreement with Bank Direct Capital Finance. Under the agreement, we financed $1.1 million of certain premiums at a 3.90% fixed annual interest rate. Payments of approximately $126,000 were due monthly from July 2022 through March 2023. As of December 31, 2022, the outstanding principal of the loan was $0.3 million. The balance of the loan was repaid during the first quarter of 2023.